Discontinued Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Asset Purchase Agreement with Perk.com, Inc. entered into on December 13, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The Company has classified the Viggle assets, liabilities and operations as discontinued operations in the accompanying consolidated financial statements for all periods presented. In accordance with ASC No. 205, Presentation of Financial Statements, the inter-segment revenues and expenses related to services provided by Choose Digital to the Viggle rewards business (discontinued operations) are presented at cost in the Consolidated Statements of Operations.

On December 13, 2015, the Parent entered into an Asset Purchase Agreement with Perk.com, Inc. Perk’s shares are currently traded on the Toronto Stock Exchange. On February 8, 2016, pursuant to the Asset Purchase Agreement, the Company completed the sale of the assets related to the Company’s rewards business, including Viggle’s application, to Perk. The total consideration received net of transaction fees was approximately $5,110, and consisted of the following:

•	1,370,000 shares of Perk common stock, a portion of which was placed in escrow to satisfy any potential indemnification claims;

•	2,000,000 shares of Perk common stock if Perk’s total revenues exceed USD $130,000 for the year ended December 31, 2016 or December 31, 2017;

•
a warrant entitling the Company to purchase 1,000,000 shares of Perk common stock at a strike price of CDN $6.25 per share in the event the volume weighted average price (“VWAP”) of shares of Perk common stock is greater than or equal to CDN $12.50 for 20 consecutive trading days in the two year period following the closing of the transaction;

•
a warrant entitling the Company to purchase 1,000,000 shares of Perk common stock at a strike price of CDN $6.25 per share in the event that the VWAP of Perk common stock is greater than or equal to CDN $18.75 for 20 consecutive trading days in the two year period following the closing of the transaction, and

•	Perk assumed certain liabilities of the Company, consisting of the Viggle points liability.
The Company recognized a gain of $2,738 on this transactions, net of transaction fees.

Results of operations classified as discontinued operations:

In thousands of U.S. dollars	Three Months Ended March 31, 2016 (Revised)	Three Months Ended March 31, 2015	Nine Months Ended March 31, 2016 (Revised)	Nine Months Ended March 31, 2015
Revenues	$376	$3,617	$6,285	$14,387
Cost of watchpoints and engagement points	(203)	(2,758)	(3,434)	(6,948)
Selling, general and administrative expenses	(1,307)	(11,014)	(13,715)	(34,766)
Other income	4,508	—	4,508	—
Income (loss) before income taxes	3,374	(10,155)	(6,356)	(27,327)

Income taxes (see Note 13, Income Taxes)	—	(22)	(43)	(80)
Net income (loss)	$3,374	$(10,177)	$(6,399)	$(27,407)

Cash flows used in discontinued operations:

In thousands of U.S. dollars	Three Months Ended March 31, 2016	Three Months Ended March 31, 2015	Nine Months Ended March 31, 2016	Nine Months Ended March 31, 2015
Net cash used in operating activities	$(1,322)	$(4,502)	$(5,716)	$(13,130)
Net cash used in investing activities	—	(151)	—	(422)
Net cash used in discontinued operations	$(1,322)	$(4,653)	$(5,716)	$(13,552)

Assets and liabilities of discontinued operations:

In thousands of U.S. dollars	March 31, 2016	June 30, 2015
Assets
Accounts receivable	$450	$3,281
Prepaid expenses	—	150
Property & equipment, net	—	114
Intangibles assets, net	—	2,630
Goodwill	—	9,432
Other assets	—	40
	450	15,647
Liabilities
Accounts payable and accrued expenses	4,174	4,249
Reward points payable	—	9,029
Deferred tax liabilities	—	538
	$4,174	$13,816

Discontinued Operations

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Perk Agreement entered into on December 31, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The Company has classified the Viggle assets, liabilities and operations as discontinued operations in the accompanying Consolidated Financial Statements for all periods presented. In accordance with ASC No. 205, Presentation of Financial Statements, the inter-segment revenues and expenses related to services provided by Choose Digital to the Viggle rewards business (discontinued operations) are presented at cost in the Consolidated Statements of Operations.

On December 13, 2015, the Company entered into the Perk Agreement. Perk’s shares are currently traded on the Toronto Stock Exchange. On February 8, 2016, pursuant to the Perk Agreement, the Company completed the sale of the assets related to the Company’s rewards business, including the Viggle App, to Perk. The total consideration received, net of transaction fees, was approximately $5,110, and consisted of the following:

•	1,370,000 shares of Perk common stock, a portion of which was placed in escrow to satisfy any potential indemnification claims;

•	2,000,000 shares of Perk common stock if Perk’s total revenues exceed USD $130,000 for the year ended December 31, 2016 or December 31, 2017;

•
a warrant entitling the Company to purchase 1,000,000 shares of Perk common stock at a strike price of CDN $6.25 per share in the event the volume weighted average price (“VWAP”) of shares of Perk common stock is greater than or equal to CDN $12.50 for 20 consecutive trading days in the two year period following the closing of the transaction;

•	Perk assumed certain liabilities of the Company, consisting of the Viggle points liability.

Results of operations classified as discontinued operations:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014

Revenues	$19,852	$15,834
Cost of watch points and engagement points	(9,574)	(2,310)
Selling, general and administrative expenses	(43,203)	(42,730)
Loss before income taxes	(32,925)	(29,206)

Other expense:
Other expense, net	—	(28)
Total other expense, net	—	(28)

Net loss before provision for income taxes	(32,925)	(29,234)

Income tax expense	(87)	(86)

Net loss from discontinued operations, net of tax	$(33,012)	$(29,320)

Cash flows used in discontinued operations:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014
Net cash used in operating activities	$(17,984)	$(19,976)
Net cash used in investing activities	(843)	(905)
Net cash used in discontinued operations	$(18,827)	$(20,881)

Current assets and Non-current assets used in discontinued operations:

In thousands of U.S. dollars	June 30, 2015	June 30, 2014

Current assets:
Accounts receivable, net	$3,281	$3,118
Prepaid expenses	150	560
Current assets of discontinued operations	$3,431	$3,678

Non-current assets:
Property and equipment, net	$114	$97
Intangible assets, net	2,630	3,693
Goodwill	9,432	9,641
Other assets	40	44
Non-current assets of discontinued operations	$12,216	$13,475

Current liabilities and Non-current liabilities used in discontinued operations:

In thousands of U.S. dollars	June 30, 2015	June 30, 2014

Current liabilities:
Accounts payable and accrued expenses	$4,249	$3,001
Reward points payable	9,029	4,927
Current liabilities of discontinued operations	$13,278	$7,928

Non-current liabilities:
Other long-term liabilities	$538	$152
Non-current liabilities of discontinued operations	$538	$152